Capital lease obligations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
2013	$ 87
2014	87
2015	85
2016	13
Total	274
Less amounts representing interest	(18)
Future payments on capital leases	256
Less current portion	77	97
Long term portion	$ 179	$ 251